EQUIPMENT	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment1 [Abstract]
EQUIPMENT	EQUIPMENT

	Lab Equipment	Computer Equipment	Total
Cost	$	$	$
Balance as at March 31, 2023	664	239	903
Acquisition of Small Pharma	—	37	37
Additions	—	21	21
Computer equipment write-down	—	(33)	(33)
Effect of foreign exchange	—	2	2
Balance as at March 31, 2024	664	266	930
Additions	—	35	35
Lab equipment write-down	(19)	—	(19)
Effect of foreign exchange	41	1	42
Balance as at March 31, 2025	686	302	988

Accumulated Depreciation
Balance as at March 31, 2023	290	163	453
Depreciation charge	137	86	223
Computer equipment write-down	—	(15)	(15)
Effect of foreign exchange	3	—	3
Balance as at March 31, 2024	430	234	664
Depreciation charge	146	26	172
Lab equipment write-down	(19)	—	(19)
Effect of foreign exchange	30	—	30
Balance as at March 31, 2025	587	260	847

Net book value as at March 31, 2024	234	32	266
Net book value as at March 31, 2025	99	42	141